Property and Equipment, Net - Schedule of Impairment of Property and Equipment (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Balance at the beginning of the period		¥ 150,926
Balance at the end of the period	$ 33,966	230,464
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the period	22,244	150,926	¥ 85,551
Accrual	11,722	79,538	2,200
Balance at the end of the period	$ 33,966	¥ 230,464	¥ 87,751